INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2021
Investment property [abstract]
Disclosure of fair value measurement of assets [text block]
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2021 (MILLIONS)
Core office
United States	$15,326
Canada	4,907
Australia	2,800
Europe	2,873
Brazil	380
Core retail	20,037
LP investments and other
LP investments office	9,095
LP investments retail	2,238
Mixed-use	3,042
Multifamily	2,018
Triple net lease	3,704
Student housing	3,225
Manufactured housing	3,453
Directly held real estate properties	25,941
Other investment properties	1,971
$101,010

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2021	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$562	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	402	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,184	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,383)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	89 / (689)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2021	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12
Canada	5.9%	5.2%	10
Australia	6.6%	5.7%	10
Europe	4.6%	3.8%	10
Brazil	7.6%	7.0%	10
Core retail	7.0%	5.3%	10
LP investments and other
LP investments office	9.6%	7.1%	7
LP investments retail	8.6%	7.0%	10
Mixed-use	7.2%	5.1%	10
Multifamily[1]	4.7%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a
Manufactured housing[1]	4.6%	n/a	n/a
Directly held real estate properties[2]	7.9%	6.2%	9
Other investment properties[1,3]	5.0 – 8.7%	n/a	n/a
1.Multifamily, triple net lease, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.
2.We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.
3.Other investment properties include investment properties held in our Infrastructure and Residential Development segments.

Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)
Fair value, beginning of period	$96,782
Additions	5,998
Dispositions[1]	(3,049)
Fair value changes	1,707
Foreign currency translation and other	(428)
Fair value, end of period[2]	$101,010
1.Includes amounts reclassified to held for sale.
2.Includes $3.7 billion of ROU investment properties (December 31, 2020 – $3.3 billion).